Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio - Government Money Market Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio - Government Money Market Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio - Government Money Market Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 18	0.36% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 574,820,745
Holdings Count | Holding	32
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 574,820,745
Total number of portfolio holdings	32

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2025 4.390%	17.4%
U.S. Treasury Bills 07/01/2025 4.056%	9.2%
Federal Home Loan Banks Discount Notes 07/01/2025 4.310%	8.7%
Federal Home Loan Banks Discount Notes 08/01/2025 4.170%	8.7%
Federal Farm Credit Banks Discount Notes 08/21/2025 4.260%	6.9%
Federal Home Loan Banks Discount Notes 08/06/2025 4.190%	6.5%
Federal Home Loan Banks Discount Notes 11/07/2025 4.220%	4.3%
Federal National Mortgage Association 08/21/2026 4.490%	3.5%
Federal Farm Credit Banks Discount Notes 07/14/2025 3.990%	3.5%
Federal Home Loan Banks Discount Notes 09/11/2025 4.260%	3.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2025 4.390%	17.4%
U.S. Treasury Bills 07/01/2025 4.056%	9.2%
Federal Home Loan Banks Discount Notes 07/01/2025 4.310%	8.7%
Federal Home Loan Banks Discount Notes 08/01/2025 4.170%	8.7%
Federal Farm Credit Banks Discount Notes 08/21/2025 4.260%	6.9%
Federal Home Loan Banks Discount Notes 08/06/2025 4.190%	6.5%
Federal Home Loan Banks Discount Notes 11/07/2025 4.220%	4.3%
Federal National Mortgage Association 08/21/2026 4.490%	3.5%
Federal Farm Credit Banks Discount Notes 07/14/2025 3.990%	3.5%
Federal Home Loan Banks Discount Notes 09/11/2025 4.260%	3.4%

Columbia Variable Portfolio - Government Money Market Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio - Government Money Market Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio - Government Money Market Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 31	0.61% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 574,820,745
Holdings Count | Holding	32
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 574,820,745
Total number of portfolio holdings	32

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2025 4.390%	17.4%
U.S. Treasury Bills 07/01/2025 4.056%	9.2%
Federal Home Loan Banks Discount Notes 07/01/2025 4.310%	8.7%
Federal Home Loan Banks Discount Notes 08/01/2025 4.170%	8.7%
Federal Farm Credit Banks Discount Notes 08/21/2025 4.260%	6.9%
Federal Home Loan Banks Discount Notes 08/06/2025 4.190%	6.5%
Federal Home Loan Banks Discount Notes 11/07/2025 4.220%	4.3%
Federal National Mortgage Association 08/21/2026 4.490%	3.5%
Federal Farm Credit Banks Discount Notes 07/14/2025 3.990%	3.5%
Federal Home Loan Banks Discount Notes 09/11/2025 4.260%	3.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2025 4.390%	17.4%
U.S. Treasury Bills 07/01/2025 4.056%	9.2%
Federal Home Loan Banks Discount Notes 07/01/2025 4.310%	8.7%
Federal Home Loan Banks Discount Notes 08/01/2025 4.170%	8.7%
Federal Farm Credit Banks Discount Notes 08/21/2025 4.260%	6.9%
Federal Home Loan Banks Discount Notes 08/06/2025 4.190%	6.5%
Federal Home Loan Banks Discount Notes 11/07/2025 4.220%	4.3%
Federal National Mortgage Association 08/21/2026 4.490%	3.5%
Federal Farm Credit Banks Discount Notes 07/14/2025 3.990%	3.5%
Federal Home Loan Banks Discount Notes 09/11/2025 4.260%	3.4%

Columbia Variable Portfolio - Government Money Market Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio - Government Money Market Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio - Government Money Market Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 24	0.48% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 574,820,745
Holdings Count | Holding	32
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 574,820,745
Total number of portfolio holdings	32

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2025 4.390%	17.4%
U.S. Treasury Bills 07/01/2025 4.056%	9.2%
Federal Home Loan Banks Discount Notes 07/01/2025 4.310%	8.7%
Federal Home Loan Banks Discount Notes 08/01/2025 4.170%	8.7%
Federal Farm Credit Banks Discount Notes 08/21/2025 4.260%	6.9%
Federal Home Loan Banks Discount Notes 08/06/2025 4.190%	6.5%
Federal Home Loan Banks Discount Notes 11/07/2025 4.220%	4.3%
Federal National Mortgage Association 08/21/2026 4.490%	3.5%
Federal Farm Credit Banks Discount Notes 07/14/2025 3.990%	3.5%
Federal Home Loan Banks Discount Notes 09/11/2025 4.260%	3.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Tri-party RBC Dominion Securities, Inc. 07/01/2025 4.390%	17.4%
U.S. Treasury Bills 07/01/2025 4.056%	9.2%
Federal Home Loan Banks Discount Notes 07/01/2025 4.310%	8.7%
Federal Home Loan Banks Discount Notes 08/01/2025 4.170%	8.7%
Federal Farm Credit Banks Discount Notes 08/21/2025 4.260%	6.9%
Federal Home Loan Banks Discount Notes 08/06/2025 4.190%	6.5%
Federal Home Loan Banks Discount Notes 11/07/2025 4.220%	4.3%
Federal National Mortgage Association 08/21/2026 4.490%	3.5%
Federal Farm Credit Banks Discount Notes 07/14/2025 3.990%	3.5%
Federal Home Loan Banks Discount Notes 09/11/2025 4.260%	3.4%

[1]	Annualized.